35) Supplementary pension plans (Details 4) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Retirement Benefits [Member]
Maturity profile of the present value of the obligations of the benefit plans defined
Weighted average duration (years)	10.07
2021	R$ 229,641
2022	234,469
2023	239,025
2024	243,650
2025	247,303
After 2026	R$ 1,279,375
Other Post Employment Benefits [Member]
Maturity profile of the present value of the obligations of the benefit plans defined
Weighted average duration (years)	12.84
2021	R$ 44,375
2022	46,487
2023	49,937
2024	53,408
2025	57,139
After 2026	R$ 337,370